Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio
March 31, 2022
VIPF2030-NPRT1-0522
1.830294.116
Domestic Equity Funds - 32.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	741,709	36,061,894
VIP Equity-Income Portfolio Initial Class (a)	1,471,744	38,029,862
VIP Growth & Income Portfolio Initial Class (a)	1,646,138	43,276,977
VIP Growth Portfolio Initial Class (a)	408,151	37,096,886
VIP Mid Cap Portfolio Initial Class (a)	279,442	10,546,144
VIP Value Portfolio Initial Class (a)	1,518,899	27,947,743
VIP Value Strategies Portfolio Initial Class (a)	834,195	13,655,764
TOTAL DOMESTIC EQUITY FUNDS (Cost $129,591,024)		206,615,270

International Equity Funds - 31.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	6,804,108	74,845,183
VIP Overseas Portfolio Initial Class (a)	4,998,897	126,572,065
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $175,272,051)		201,417,248

Bond Funds - 36.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,726,055	40,315,917
Fidelity International Bond Index Fund (a)	1,456,766	13,868,410
Fidelity Long-Term Treasury Bond Index Fund (a)	1,951,841	25,725,263
VIP High Income Portfolio Initial Class (a)	2,118,409	10,697,968
VIP Investment Grade Bond Portfolio Initial Class (a)	11,727,549	140,613,309
TOTAL BOND FUNDS (Cost $245,243,976)		231,220,867

Short-Term Funds - 0.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $3,241,878)	3,241,878	3,241,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $553,348,929)	642,495,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(66,382)
NET ASSETS - 100.0%	642,428,881

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	42,086,896	4,248,517	4,797,839	-	(141,984)	(1,079,673)	40,315,917
Fidelity International Bond Index Fund	10,611,029	4,156,230	316,173	15	(6,396)	(576,280)	13,868,410
Fidelity Long-Term Treasury Bond Index Fund	24,629,023	6,291,361	2,466,981	126,505	(236,519)	(2,491,621)	25,725,263
VIP Contrafund Portfolio Initial Class	38,769,905	4,592,377	3,159,560	352,712	(335,268)	(3,805,560)	36,061,894
VIP Emerging Markets Portfolio Initial Class	80,003,541	10,229,897	5,646,139	-	(351,563)	(9,390,553)	74,845,183
VIP Equity-Income Portfolio Initial Class	41,009,253	2,418,323	4,896,552	50,552	(52,024)	(449,138)	38,029,862
VIP Government Money Market Portfolio Initial Class 0.08%	2,836,451	4,172,617	3,767,190	105	-	-	3,241,878
VIP Growth & Income Portfolio Initial Class	46,685,013	2,864,162	6,452,767	87,277	178,382	2,187	43,276,977
VIP Growth Portfolio Initial Class	39,650,760	6,136,851	4,235,429	1,808,186	(437,504)	(4,017,792)	37,096,886
VIP High Income Portfolio Initial Class	13,501,658	606,313	2,879,923	5,042	(175,714)	(354,366)	10,697,968
VIP Investment Grade Bond Portfolio Initial Class	149,358,215	20,592,034	14,466,803	6,774,092	(683,393)	(14,186,744)	140,613,309
VIP Mid Cap Portfolio Initial Class	11,373,487	1,229,092	1,095,798	254,215	(95,545)	(865,092)	10,546,144
VIP Overseas Portfolio Initial Class	130,592,101	18,953,519	4,880,459	983,436	(415,371)	(17,677,725)	126,572,065
VIP Value Portfolio Initial Class	30,066,582	2,061,961	4,328,193	380,821	(39,467)	186,860	27,947,743
VIP Value Strategies Portfolio Initial Class	14,729,371	719,585	1,735,317	121,796	(25,612)	(32,263)	13,655,764
	675,903,285	89,272,839	65,125,123	10,944,754	(2,817,978)	(54,737,760)	642,495,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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